SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment and Exploration and Evaluation Assets (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Declining balance basis	20.00%
General plant and processing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	40 years
Other properties and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years
Turnarounds
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years